Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity investments cost		$ 0	$ 45,336
Redeemable Series A, Convertible Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable Series A, Convertible Preferred stock, shares designated	1,000,000	1,000,000	1,000,000
Redeemable Series A, Convertible Preferred stock, shares issued	4,000	4,000	4,000
Redeemable Series A, Convertible Preferred stock, shares outstanding	4,000	4,000	4,000
Redeemable Series A, Convertible Preferred stock,100 per share redemption and liquidation value	$ 100	$ 100	$ 100
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	85,141,956	23,604,207	23,417,450
Common stock, shares outstanding	85,141,956	23,604,207	23,417,450
Series B Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000	2,000	2,000
Preferred stock shares issued	115	115	0
Preferred stock shares outstanding	115	115	0
Preferred stock redemption price per share	$ 1,000	$ 1,000	$ 1,000